Common Shares To Be Issued (Details Narrative) - USD ($)		12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Apr. 09, 2019	Mar. 31, 2019
Common stock, issued		57,023,319				57,023,319
Number of shares issued	100,000
Value share issued	$ 360,000	$ 360,000	$ 16,080,000
Share price (in dollars per share)	$ 3.60
Montrose Food & Wine H.K [Member]
Business acquisition percentage	100.00%
Common stock, issued	256,410.26
Common stock, outstanding	256,410.26
Number of shares issued	100,000
Montrose Food & Wine H.K [Member] | Subsequent Event [Member]
Number of shares issued					100,000